Note 9 - Stock Options and Stock-based Employee Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes Tables
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
(in thousands, except for weighted-average data) Stock Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (In Yrs)

Outstanding at January 1, 2019	4,417	$6.73
Granted	1,144	4.20
Forfeited or expired	(5)	467.57
Outstanding at September 30, 2019	5,556	$5.80	9.2

Vested and exercisable at September 30, 2019	70	$128.45	6.3

Vested and expected to vest at September 30, 2019	5,245	$5.79	9.2

			Weighted-
		Weighted-	Average
(in thousands, except for weighted-average data)		Average	Remaining
Stock Options	Shares	Exercise Price	Contractual Term (In Yrs)

Outstanding at January 1, 2018	84	$163.20
Granted	4,337	4.22
Forfeited or expired	(4)	617.75
Outstanding at December 31, 2018	4,417	$6.73	9.9

Vested and exercisable at December 31, 2018	63	$171.87	6.5

Vested and expected to vest at December 31, 2018	4,243	$6.78	9.9

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
(in thousands, except for weighted-average data) Restricted Stock Units	Shares	Weighted- Average Grant Date Fair Value

Unvested at January 1, 2019	151	$4.29
Awarded	249	3.95
Vested	(95)	3.95
Cancelled	(144)	4.33
Unvested at September 30, 2019	161	$4.04

(in thousands, except for weighted-average data)
Restricted Stock Units	Shares	Weighted- Average Grant Date Fair Value

Unvested at January 1, 2018	190	$4.33
Awarded	56	4.22
Vested	(95)	4.33
Unvested at December 31, 2018	151	$4.29

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Nine Months Ended September 30,
2019

Weighted average expected volatility	95%
Weighted average expected term (in years)	6.6
Weighted average risk-free interest rate	2.6%
Expected dividends	-

	Year Ended December 31,
	2018	2017

Weighted average expected volatility	93%	79%
Weighted average expected term (in years)	7.0	6.6
Weighted average risk-free interest rate	2.7%	2.2%
Expected dividends	-	-

Share-based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2019	2018	2019	2018

Research and development	$574	$29	$1,613	$169
General and administrative	1,365	116	3,595	534
Total	$1,939	$145	$5,208	$703

	Year Ended December 31,
(in thousands)	2018	2017

Research and development	$232	$837
Selling, general and administrative	723	724
Total	$955	$1,561